Offerings	Feb. 28, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount of Registration Fee	$ 0
Offering Note
(1)
An indeterminate aggregate offering price and number or amount of the securities of each identified class is being registered under this registration statement (the “Registration Statement”) as may from time to time be sold at indeterminate prices, either by the issuer or by selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis, except as described below.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Amount of Registration Fee	$ 0
Offering Note
(1)
An indeterminate aggregate offering price and number or amount of the securities of each identified class is being registered under this registration statement (the “Registration Statement”) as may from time to time be sold at indeterminate prices, either by the issuer or by selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis, except as described below.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Amount of Registration Fee	$ 0
Offering Note
(1)
An indeterminate aggregate offering price and number or amount of the securities of each identified class is being registered under this registration statement (the “Registration Statement”) as may from time to time be sold at indeterminate prices, either by the issuer or by selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis, except as described below.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(1)
An indeterminate aggregate offering price and number or amount of the securities of each identified class is being registered under this registration statement (the “Registration Statement”) as may from time to time be sold at indeterminate prices, either by the issuer or by selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis, except as described below.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0
Offering Note
(1)
An indeterminate aggregate offering price and number or amount of the securities of each identified class is being registered under this registration statement (the “Registration Statement”) as may from time to time be sold at indeterminate prices, either by the issuer or by selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis, except as described below.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Amount of Registration Fee	$ 0
Offering Note
(1)
An indeterminate aggregate offering price and number or amount of the securities of each identified class is being registered under this registration statement (the “Registration Statement”) as may from time to time be sold at indeterminate prices, either by the issuer or by selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis, except as described below.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Amount of Registration Fee	$ 0
Offering Note
(1)
An indeterminate aggregate offering price and number or amount of the securities of each identified class is being registered under this registration statement (the “Registration Statement”) as may from time to time be sold at indeterminate prices, either by the issuer or by selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis, except as described below.